Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Total Payments
Total	$ 7,287	$ 19,759	$ 708	$ 27,754
UNITED STATES
Total	7,287	19,759	708	27,754
UNITED STATES | U.S. Department of the Interior - Office of Natural Resources Revenue [Member]
Total		$ 19,759		19,759
UNITED STATES | U.S. Department of the Interior - Bureau of Land Management [Member]
Total			$ 708	708
UNITED STATES | U.S. Department of the Treasury - Internal Revenue Service [Member]
Total	$ 7,287			$ 7,287